Revenue (Tables)	12 Months Ended
Sep. 30, 2023
Revenue
Schedule of the revenue

	Year ended 30	Year ended 30	Year ended 30
	September	September	September
	2023	2022	2021
	$'000	$'000	$'000

Quantum Cloud – provision of services	640	7,212	48

Geographical markets
UK	640	359	48
Other	—	6,853	—
	640	7,212	—

Schedule of nature and timing of the satisfaction of performance obligations in contracts with customers

Type of product/service	Nature and timing of satisfaction of performance obligations	Revenue recognition policies
QuantumCloudTM perpetual license

Customer can benefit from the license when it is delivered. The license is separately identifiable from other goods or services.

License provides a right for customer to use the Company’s Intellectual Property.

Revenue is recognised when the license is delivered to and accepted by the customer. Invoices are usually payable within 30 days.
QuantumCloudTM platform as a service

Customer can benefit from the license when it is delivered. The license is separately identifiable from other goods or services.

License provides a right for customer to use the Company’s Intellectual Property.

Revenue is recognised over the course of the subscription period. Invoices are usually payable within 30 days.
Maintenance and support	Services are provided to the customer over the contract term.	Revenue is recognised over time as the services are provided. Invoices are usually payable within 30 days.
Professional services	Statements of work including details and timings are agreed with the customer at contract inception. They can typically be amended during the performance of the services if agreed by both parties.

Revenue is recognised over time as the services are provided. The stage of completion for  determining the amount of revenue to recognise is assessed based on statements of work performed which are approved by both parties. Invoices are usually payable within 30 days.